Fixed Assets - Right-of-use assets and lease liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Fixed Assets
Balance at the beginning	€ 43,761	€ 32,129
Additions	4,988	17,244
Depreciation expense	(5,772)	(5,053)	€ (3,901)
Impairment	(1,100)	(710)
Foreign currency translation	(34)	151
Balance at the end	€ 41,843	43,761	32,129
Right of use assets, number of extension option | item	1
Lessee, operating lease, renewal term	5 years
Tbingen
Fixed Assets
Additions	€ 2,452
Number of rental agreements | item	6
Wiesbaden
Fixed Assets
Additions	€ 510
Number of rental agreements | item	1
Land and Buildings
Fixed Assets
Balance at the beginning	€ 41,183	31,547
Additions	4,788	14,834
Depreciation expense	(5,264)	(4,639)
Impairment	(1,100)	(710)
Foreign currency translation	(33)	151
Balance at the end	39,574	41,183	31,547
Vehicles
Fixed Assets
Balance at the beginning	275	142
Additions	200	231
Depreciation expense	(156)	(98)
Balance at the end	319	275	142
Other equipment, furniture and fixtures
Fixed Assets
Balance at the beginning	2,303	440
Additions		2,179
Depreciation expense	(352)	(316)
Balance at the end	€ 1,950	€ 2,303	€ 440